COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 3 - COMMITMENTS AND CONTINGENCIES

The Company has committed to the Landlord to lease 18,000 SF of manufacturing space with the monthly cost of $15,096. The lease commitment expires on October 20, 2024.

NOTE 6 - COMMITMENTS AND CONTINGENCIES The Company has committed to lease 18,000 SF of manufacturing space with the monthly cost of $15,096 per month. The lease commitment expires on October 28, 2024.